UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV         Charlotte, NC              11/13/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  $ 68,806 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
AFFORDABLE RESIDENTIAL           com   8273104        $ 329,460     34,000    sole                            34,000
ALTRIA GROUP INC                 com   02209S103    $ 2,296,500     30,000    sole                            30,000
AMERICA MOVIL S A DE DV ADR      com   02364W105    $ 1,771,650     45,000    sole                            45,000
AMERICAN ELECTRIC POWER INC      com   93317Q105    $ 2,545,900     70,000    sole                            70,000
BANK OF AMERICA CORPORATION      com   060505104      $ 803,550     15,000    sole                            15,000
BRINK'S COMPANY                  com   109696104    $ 2,122,400     40,000    sole                            40,000
CAMECO CORP                      com   13321L108    $ 1,462,800     40,000    sole                            40,000
CHIPOTLE MEXICAN GRILL INC       com   169656105      $ 496,700     10,000    sole                            10,000
CIRCUIT CITY STORES INC          com   172737108      $ 878,850     35,000    sole                            35,000
CITIGROUP INC                    com   127190304    $ 1,241,750     25,000    sole                            25,000
CONOCOPHILIPS                    com   172967101      $ 892,950     15,000    sole                            15,000
COVANTA HOLDING CORPORATION      com   22282E102    $ 2,598,736    120,703    sole                           120,703
CROWN HOLDINGS INC               com   228368106    $ 2,604,000    140,000    sole                           140,000
DELTA PETE CORP                  com   247907207    $ 1,364,712     60,600    sole                            60,600
DIAGNOSTIC RETRIEVAL SYS INC     com   23330X100    $ 1,746,800     40,000    sole                            40,000
EDISON INTERNATIONAL             com   281020107    $ 1,249,200     30,000    sole                            30,000
ENPRO INDS INC                   com   29355X107      $ 613,224     20,400    sole                            20,400
EXELON CORP                      com   30161N101    $ 1,816,200     30,000    sole                            30,000
FIRST ACCEPTANCE CORP            com   318457108    $ 1,162,788    101,200    sole                           101,200
FOMENTO ECONOMICO MEXICANO ADR   com   344419106    $ 2,908,200     30,000    sole                            30,000
GAP INC                          com   364760108    $ 1,895,000    100,000    sole                           100,000
GENTEK INC                       com   37245X203    $ 1,378,291     49,920    sole                            49,920
HARRAHS ENTERTAINMENT INC        com   413619107    $ 1,992,900     30,000    sole                            30,000
HARSCO CORP                      com   46114T508    $ 1,164,750     15,000    sole                            15,000
HESS CORPORATION                 com   540424207      $ 828,400     20,000    sole                            20,000
HOME DEPOT INC                   com   437076102    $ 1,595,880     44,000    sole                            44,000
INTEL CORP                       com   458140100    $ 2,057,000    100,000    sole                           100,000
LOWES CORP                       com   540424207    $ 2,735,823     49,392    sole                            49,392
MEDIA GENERAL INC-CL-A           com   584404107    $ 1,437,132     38,100    sole                            38,100
MICRON TECHNOLOGY INC            com   595112103      $ 435,000     25,000    sole                            25,000
MICROSOFT CORP                   com   594918104    $ 3,555,500    130,000    sole                           130,000
MIRANT CORP                      com   60467R100    $ 2,294,040     84,000    sole                            84,000
NIKE INC CL B                    com   654106103    $ 1,314,300     15,000    sole                            15,000
ORACLE SYSTEMS CORP              com   68389X105    $ 1,774,000    100,000    sole                           100,000
PEPSICO INC                      com   713448108    $ 2,936,700     45,000    sole                            45,000
PETROHAWK ENERGY CORPORATION     com   716495106      $ 357,240     34,350    sole                            34,350
PORTLAND GENERAL ELECTRIC CO     com   69331C108      $ 737,182     30,200    sole                            30,200
SEAGATE TECHNOLOGY HOLDINGS      com   742718109      $ 461,800     20,000    sole                            20,000
TRIARC COMPANIES INC-CL-A        com   69366Y108      $ 811,915     48,940    sole                            48,940
TYCO INTERNATIONAL LTD NEW       com   769627100    $ 1,399,500     50,000    sole                            50,000
UNITED TECHNOLOGIES CORP         com   816636203    $ 1,900,500     30,000    sole                            30,000
UTS COINMACH SVC CORP            com   19259W107    $ 1,054,872     58,800    sole                            58,800
VALERO ENERGY CORP NEW           com   931142103    $ 1,544,100     30,000    sole                            30,000
VIACOM INC NEW                   com   93317Q105    $ 2,238,000     60,000    sole                            60,000